Stock-based compensation - Share option plans (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares
Stock-based compensation
Outstanding at beginning of the year | EquityInstruments	32,594	82,594
Options exercised | EquityInstruments	(32,594)	(50,000)
Outstanding at end of the year | EquityInstruments		32,594
Thereof exercisable | EquityInstruments	0	32,594
Outstanding at beginning of the year	€ 2.79	€ 2.45
Options exercised	2.79	2.23
Outstanding at end of the year		2.79
Thereof exercisable		€ 2.79
Weighted average share price, share options granted	€ 25.17